STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 12, 2021	Aug. 31, 2021	Mar. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 11, 2021
Percentages of preferred shares stated value		120.00%
Common stock issued for cashless warrant exercise (In Shares)				43,167		1,062
Common Stock shares issued				2,458,250	1,537,081	44,986
Series C Preferred Stock [Member]
Preferred stock series, description			the Board of Directors of the Corporation had authorized issuance of up to 150 shares of preferred stock, $0.001 par value per share, designated as Series C Convertible Preferred Stock. Each share of Preferred Stock shall have a par value of $0.001 per share and a stated value of $1,200
Series B Preferred Shares [Member]
Common stock price							$ 0.001
Redemption price				125.00%
Preferred stock series, description				On February 11, 2021, the Board of Directors of the Corporation had authorized issuance of up to 350 shares of preferred stock, $0.001 par value per share, designated as Series B Convertible Preferred Stock. Each share of Preferred Stock shall have a par value of $0.001 per share and a stated value of $1,200
Conversion price per share				$ 0.05
Warrants [Member]
Class of Warrant or Right, Outstanding					152,738
Convertible Loan Agreement [Member]
Shares issued upon exercise of warrants, shares					60,000	486
Warrants renaimed					152,745	10,089
Converted shares					69,063	1,188
Warrant term					3 years	5 years
Convertible Loan Agreement [Member] | Warrant Agreement [Member]
Number of increased warrants as per the warrant agreement						4,549,975
Convertible Loan Agreement [Member] | Warrant One
Warrant descriptions					outstanding warrants were increased by 9,100 to reflect the terms of the warrant agreements
Common stock price					$ 0.004	$ 2.50
Class of Warrant or Right, Outstanding					76,372,446
Convertible Loan Agreement [Member] | Warrant Two [Member]
Class of Warrant or Right, Outstanding						5,044,260
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					8,214,286	531,247
Redemption price				125.00%
Class of warrant or right converted into common shares						594,051
BHP Capital [Member]
Preferred stock shares designated	350
Stock Issued During Period, Shares, Issued for Services	3,000
Net proceeds	$ 326,600
Preferred stock shares designated, amount	$ 350,000
Common stock price	$ 1,200
Fourth LLC [Member]
Preferred stock shares designated			150
Net proceeds			$ 141,049
Preferred stock shares designated, amount			$ 150,000
Common stock price			$ 0.001
Stated Value per share				1,200
Aggregate purchase price			$ 150,000
Cumulative dividends			10.00%
Common Stock shares issued				642,857
Maximum [Member] | Warrants [Member]
Common stock price					$ 1.45	$ 760
Minimum [Member] | Warrants [Member]
Common stock price					2.50	295
Minimum [Member] | Convertible Loan Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.0029	0.59
Maximum [Member] | Convertible Loan Agreement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.0050	$ 3.09
April To September, 2020 [Member] | Minimum [Member]
Additional shares of common stock			642,857
Warrant descriptions					granted a total of 60,000 warrants to three of our board members at an exercise price of $2.00
Preferred stock shares designated							350